Offsets	Sep. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-291359
Initial Filing Date	Nov. 07, 2025
Fee Offset Claimed	$ 2,071.50
Explanation for Claimed Amount	(1) Previously paid with Registration Statement on Form S-4 (No. 333-291359), filed by Beacon Topco, Inc. with the U.S. Securities and Exchange Commission on November 7, 2025, in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Beacon Topco, Inc
Form or Filing Type	S-4
File Number	333-291359
Filing Date	Nov. 07, 2025
Fee Paid with Fee Offset Source	$ 2,071.50
Offset Note	(2) Previously paid with Registration Statement on Form S-4 (No. 333-291359), filed by Beacon Topco, Inc. with the U.S. Securities and Exchange Commission on November 7, 2025, in connection with the transaction reported hereby.